Commitment to purchase natural gas	12 Months Ended
Dec. 31, 2022
Commitment To Purchase Natural Gas
Commitment to purchase natural gas

22.	Commitment to purchase natural gas

The Gas Supply Agreement (GSA) entered into with Petrobras and Yacimientos Petroliferos Fiscales Bolivianos - YPFB was initially effective until December 31, 2019. In addition, according to agreement provision, after December 31, 2019, the GSA was automatically extended until the entire volume contracted is delivered by YPFB and withdrawn by Petrobras. On March 6, 2020, by means of a contractual amendment, Petrobras and YPBF changed the daily contracted quantity (QDC) from 30.08 million m³ per day to 20 million m³ per day, which became effective as from March 11, 2020. On August 5, 2022, through a new contractual amendment, Petrobras and YPBF once again modified the GSA, adjusting, among other aspects, the minimum supply and payment commitments, which changed from annual constant to monthly seasonal. Furthermore, the aforementioned contracted volume was consolidated and updated.

Thus, as of December 31, 2022, the total amount of the GSA for 2023, corresponding to the delivery obligation of YPFB, is nearly 5.76 billion m³ of natural gas (equivalent to 15.77 million m³ per day), corresponding to a total estimated value of US$ 1.51 billion.

Based on the aforementioned extension clause, the Company expects purchases to continue through January 2026, considering the withdrawal based on the Daily Quantity Guaranteed by YPFB, which means the maximum volume contracted every day, ranging from 8 million m³ per day to 20 million m³ per day (on a monthly basis), representing an estimated additional amount of US$ 3.81 billion, from January 2023 to January 2026.

If the withdrawal occurs based on the Daily Quantity Guaranteed by Petrobras (take-or-pay), ranging from 5.6 million m³ per day to 14 million m³ per day (on a monthly basis), there will be an additional extension until May 2028, representing an estimated additional total value of US$ 3.47 billion from January 2023 to May 2028.